Equity	12 Months Ended
Dec. 31, 2018
Statement [line items]
Equity
17. Equity
The following table shows the movement in the share capital:
(USD millions)	Jan 1, 2016	Movement in year	Dec 31, 2016	Movement in year	Dec 31, 2017	Movement in year	Dec 31, 2018

Share capital	991	– 19	972	– 3	969	– 25	944

Treasury shares	– 101	25	– 76	– 24	– 100	31	– 69

Outstanding share capital	890	6	896	– 27	869	6	875

The following table shows the movement in the shares:
		2018			2017			2016

Number of outstanding shares (in millions)	Note	Total Novartis shares	Total treasury shares [1]	Total outstanding shares	Total Novartis shares	Total treasury shares [1]	Total outstanding shares	Total Novartis shares	Total treasury shares [1]	Total outstanding shares

Balance at beginning of year		2 616.8	– 299.3	2 317.5	2 627.1	– 253.0	2 374.1	2 677.0	– 303.1	2 373.9

Shares canceled for capital reduction [2]		– 66.2	66.2		– 10.3	10.3		– 49.9	49.9

Shares acquired to be canceled [3]			– 23.3	– 23.3		– 66.2	– 66.2		– 10.3	– 10.3

Other share purchases [4]			– 1.2	– 1.2		– 3.8	– 3.8		– 2.6	– 2.6

Other share sales			3.0	3.0

Exercise of options and employee transactions [5]	17.8		7.8	7.8		4.6	4.6		4.1	4.1

Equity-based compensation [5]			7.4	7.4		8.8	8.8		9.0	9.0

Total movements		– 66.2	59.9	– 6.3	– 10.3	– 46.3	– 56.6	– 49.9	50.1	0.2

Balance at end of year		2 550.6	– 239.4	2 311.2	2 616.8	– 299.3	2 317.5	2 627.1	– 253.0	2 374.1

[1] Approximately 121.6 million treasury shares (2017: 131.3 million; 2016: 134.6 million) are held in Novartis entities that restrict their availability for use.
[2] Novartis reduced its share capital by canceling shares that were repurchased on the SIX Swiss Exchange second trading line during previous years.
[3] Shares repurchased on the SIX Swiss Exchange second trading line under the CHF 10 billion share buyback authority approved at the 2016 Annual General Meeting (AGM)
[4] Shares acquired from employees, which were previously granted to them under the respective programs
[5] Shares delivered as a result of options being exercised and physical share deliveries related to equity-based participation plans

17.1) The amount available for distribution as a dividend to shareholders is based on the available distributable retained earnings of Novartis AG determined in accordance with the legal provisions of the Swiss Code of Obligations.
	2018	2017	2016

Dividend per share (in CHF)	2.80	2.75	2.70

Total dividend payment (in USD billion)	7.0	6.5	6.5

17.2) The following table summarizes the treasury shares movements:
		2018		2017		2016

	Note	Number of outstanding shares (in millions)	Equity impact USD m	Number of outstanding shares (in millions)	Equity impact USD m	Number of outstanding shares (in millions)	Equity impact USD m

Shares acquired to be canceled [1]		– 23.3	– 1 859	– 66.2	– 5 270	– 10.3	– 784

Other share purchases [2]		– 1.2	– 114	– 3.8	– 304	– 2.6	– 208

Purchase of treasury shares		– 24.5	– 1 973	– 70.0	– 5 574	– 12.9	– 992

Other share sales		3.0	263

Exercise of options and employee transactions [3]	17.8	7.8	434	4.6	255	4.1	214

Equity-based compensation [4,5]		7.4	756	8.8	612	9.0	664

Total		– 6.3	– 520	– 56.6	– 4 707	0.2	– 114

[1] Shares repurchased on the SIX Swiss Exchange second trading line under the CHF 10 billion share buyback authority approved at the 2016 Annual General Meeting (AGM)
[2] Shares acquired from employees, which were previously granted to them under the respective programs
[3] Shares delivered as a result of options being exercised related to equity-based participation plans and the delivery of treasury shares. The average share price of the shares delivered was significantly below market price, reflecting the strike price of the options exercised.

[4] Equity-settled share-based compensation is expensed in the consolidated income statement in accordance with the vesting period of the share-based compensation plans. The value for the shares and options granted is credited to consolidated equity over the respective vesting period. In addition, tax benefits arising from tax-deductible amounts exceeding the expense recognized in the income statement are credited to equity.

[5] Included in 2017 is a USD 71 million impact related to the revaluation of deferred tax assets on equity-based compensation that were previously recognized through retained earnings. This revaluation resulted from the US tax reform legislation enacted on December 22, 2017; refer to Note 11 for additional disclosures.

17.3) In 2018, Novartis entered into an irrevocable, non-discretionary arrangement with a bank to repurchase Novartis shares on the second trading line under its up-to USD 5 billion share buyback. Novartis can cancel this arrangement at any time but may be subject to a 90-day waiting period. The commitment under this arrangement therefore reflects the obligated purchases by the bank under such trading plan over a rolling 90-day period, or if shorter, until the maturity date of such trading plan. The commitment under this arrangement amounted to USD 284 million as of December 31, 2018.
In 2017, Novartis entered into a similar irrevocable, non-discretionary arrangement with a bank to repurchase Novartis shares. The commitment under this arrangement reflected the expected purchases by the bank under such trading plan over a rolling 90-day period. As of December 31, 2017, this trading plan commitment was fully executed and expired, and as a consequence, there is no contingent liability related to this plan recognized.
17.4) Transaction costs of USD 79 million, net of tax, that are directly attributable to the potential distribution (spin-off) of Alcon to Novartis shareholders and that would otherwise have been avoided, are recorded as a deduction from equity. See Note 1.
17.5) The impact of change in ownership of consolidated entities represents the excess of the amount paid to non-controlling interest over their carrying value and equity allocation to non-controlling interest due to change in ownership percentage.
17.6) Changes in non-controlling interests represent the impact on the non-controlling interest of transactions with minority shareholders such as change in ownership percentage, dividend payments and other equity transactions.
17.7) Other movements includes, for subsidiaries in hyperinflationary economies, the impact of the restatement of the non-monetary assets and liabilities with the general price index at the beginning of the period as well as the restatement of the equity balances of the current year. In 2018, the amount recorded in equity related to hyperinflation accounting was USD 38 million (2017: USD nil, 2016: USD nil). See Note 1.
17.8) At December 31, 2018, the market maker held 11 million written call options, originally issued as part of the share-based compensation for associates that have not yet been exercised. The weighted average exercise price of these options is USD 62.70 and they have contractual lives of 10 years, with remaining lives up to five years. In December 2018, Novartis entered into an agreement with the market maker for its employee options to repurchase a portion of the outstanding written call options that are not exercised in exchange for treasury shares.